Significant Accounting Policies (Details) - Schedule of Restructuring Charges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 19,375	$ 1,693
Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,179	1,309
Write-off [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	14,985
Others [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,211	384
Cost of Sales [Member] | Product [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,657	689
Cost of Sales [Member] | Service [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,932	12
Cost of Sales [Member] | Employee Termination Costs [Member] | Product [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	147	347
Cost of Sales [Member] | Employee Termination Costs [Member] | Service [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	433	12
Cost of Sales [Member] | Write-off [Member] | Product [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,510
Cost of Sales [Member] | Write-off [Member] | Service [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,499
Cost of Sales [Member] | Others [Member] | Product [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		342
Cost of Sales [Member] | Others [Member] | Service [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	881	201
Research and development [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	283	201
Research and development [Member] | Write-off [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	598
Research and development [Member] | Others [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges
Sales and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,930	675
Sales and marketing [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	719	675
Sales and marketing [Member] | Write-off [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges
Sales and marketing [Member] | Others [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2,211
General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,975	116
General and administrative [Member] | Employee Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	597	74
General and administrative [Member] | Write-off [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3,378
General and administrative [Member] | Others [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 42